Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary share	Treasury stock	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit
Beginning balance at Dec. 31, 2024	$ 201,160	$ 19	$ (6,225)	$ 1,460,021	$ 33,384	$ (1,286,039)
Beginning balance (in shares) at Dec. 31, 2024		194,073,729
Beginning balance (in shares) at Dec. 31, 2024			(6,621,234)
Foreign currency translation adjustments	11				11
Net Income (Loss)	(8,654)					(8,654)
Unrealized gain on available-for-sale debt securities	3,644				3,644
Share-based compensation	572			572
Issuance of ordinary shares for restricted share units			$ 616	(616)
Issuance of ordinary shares for restricted share units (shares)		655,683	655,683
Ending balance at Jun. 30, 2025	196,733	$ 19	$ (5,609)	1,459,977	37,039	(1,294,693)
Ending balance (in shares) at Jun. 30, 2025		194,073,729
Ending balance (in shares) at Jun. 30, 2025		(5,362,497)	(5,965,551)
Beginning balance at Dec. 31, 2025	$ 230,941	$ 27	$ (5,042)	1,526,718	41,546	(1,332,308)
Beginning balance (in shares) at Dec. 31, 2025		270,740,388
Beginning balance (in shares) at Dec. 31, 2025	(5,362,497)		(5,362,497)
Foreign currency translation adjustments	$ 493				493
Net Income (Loss)	(37,868)					(37,868)
Share-based compensation	6,796			6,796
Exercise of stock options	$ 742		$ 1,120	(378)
Exercise of stock options (Shares)	1,191,073		1,191,073
Issuance of ordinary shares for restricted share units			$ 216	(216)
Issuance of ordinary shares for restricted share units (shares)		229,235	229,235
Ending balance at Jun. 30, 2026	$ 201,104	$ 27	$ (3,706)	$ 1,532,920	$ 42,039	$ (1,370,176)
Ending balance (in shares) at Jun. 30, 2026		270,740,388
Ending balance (in shares) at Jun. 30, 2026	(3,942,189)	(3,942,189)	(3,942,189)